Note 16: Commitments	6 Months Ended
Nov. 30, 2013
Notes
Note 16: Commitments

NOTE 16: COMMITMENTS

The Company entered in a Management and Financial Service Agreement with Mr. Wayne St. Cyr as the Executive Vice President, Marketing and Strategic Development on December 21, 2010 for a ten day period ending December 31, 2010 which was extended for a 12 month term to December 31, 2011, whereby the Executive Vice President, Marketing and Strategic Development is paid $10,000 per month. The Company has not renewed the contract with Mr. Ct. Cyr and has retained Mr. St. Cyr on a month to month basis. In addition to his duties as Executive Vice President, Marketing and Strategic Development, Mr. St. Cyr is the Corporate Secretary for the Company. Mr. St Cyr is paid $10,000 per month.

The Company entered into a Management and Financial Service Agreement for Mr. Jerry G. Mikolajczyk for a 12 month period commencing on June 1, 2011 and ending May 31, 2012. Mr. Mikolajczyk is hired through a service company, and will be paid $120,000 in cash payments for the services of Mr. Mikolajczyk. The terms and conditions will be renegotiated upon the successful consummation of a Business Combination through the acquisition of, or merger or consolidation with, a company that has substantial additional capital and or operating revenues; or the Company is able to finance operating expenses with additional debt or through equity financing of not less than $5,000,000. The Company has not renewed the contract with Mr. Mikolajczyk. Mr. Mikolajczyk continues to work for the Company on a month-to-month basis and is paid $10,000 per month.

The Company entered into a Management and Financial Service Agreement with Mr. Peter Matousek for a 12 month period commencing June 1, 2011 and ending May 31, 2012 whereby Mr. Matousek will be paid $90,000 in cash payments. The terms and conditions will be renegotiated upon the successful consummation of a Business Combination through the acquisition of, or merger or consolidation with, a company that has substantial additional capital and or operating revenues; or the Company is able to finance operating expenses with additional debt or through equity financing of not less than $5,000,000. The Company has not renewed the contract with Mr. Matousek. Mr. Matousek continues to work for the Company on a month-to-month basis and is paid $7,500 per month.

The Company entered into a Management and Financial Service Agreement with Dr. William D. Spier for a 7.25-month period commencing October 23 and ending May 31, 2013 whereby Dr. Spier was paid $29,032 in cash payments. The agreement was renewed for an additional 12 months at $7,500 per month ending May 31, 2014. The terms and conditions will be renegotiated upon the successful consummation of a Business Combination through the acquisition of, or merger or consolidation with, a company that has substantial additional capital and or operating revenues; or the Company is able to finance operating expenses with additional debt or through equity financing of not less than $5,000,000.

On August 31, 2013, the Board of Directors renewed the Board Member Compensation Agreement with Mr. Jerry G. Mikolajczyk as a director of the Company for a term of one (1) year ending August 31, 2014. Mr. Mikolajczyk will receive 5,000 shares per month of the Company’s common stock in consideration for them serving on the Company’s Board of Directors. The common stock will be valued based on the average of the 5 trading day close price prior to each month end. This amount includes all costs related to the engagement Director of the Company except 3rd party or travel expenses. The terms and conditions will be renegotiated upon the successful consummation of a Business Combination through the acquisition of, or merger or consolidation with, a company that has substantial additional capital and or operating revenues; or the Company is able to finance operating expenses with additional debt or through equity financing of not less than $5 million.